SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA, Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expenses [Abstract]
Revaluation of IIA liability	$ 2,037	$ 631	$ 0
Revaluation of liabilities at fair value	17,600	0	0
Bank charges, interest expense and other fees	68	54	23
Foreign currency translation adjustments	554	33	132
Total finance expenses	$ 20,259	$ 718	$ 155